Long-term and Short-term Debt	12 Months Ended
Dec. 31, 2011
Long-term and Short-term Debt [Abstract]
Long-term and Short-term Debt

11. Long-term and Short-term Debt

Long-term and short-term debt outstanding was as follows:

	Interest Rates		Maturity	December 31,
	Range	Weighted Average
				2011	2010
				(In millions)
Senior notes	0.57%-7.72%	4.84%	2012-2045	$15,666	$16,258
Advances agreements	0.23%-4.86%	2.28%	2012-2021	4,179	3,600
Surplus notes	7.63%-7.88%	7.85%	2015-2025	700	699
Fixed rate notes (1)	7.50%-15.00%	10.02%	2012	—	82
Other notes with varying interest rates	2.77%-8.00%	5.23%	2016-2030	42	95
Capital lease obligations				37	32

Total long-term debt (2)				20,624	20,766
Total short-term debt				686	306

Total				$21,310	$21,072

(1)	Certain of the fixed rate notes were repaid prior to maturity in 2011.

(2)	Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 3.

The aggregate maturities of long-term debt at December 31, 2011 for the next five years and thereafter are $1.5 billion in 2012, $1.5 billion in 2013, $1.7 billion in 2014, $2.3 billion in 2015, $2.4 billion in 2016 and $11.2 billion thereafter.

Advances agreements and capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debt securities. Payments of interest and principal on the Company’s surplus notes, which are subordinate to all other obligations at the operating company level and senior to obligations at MetLife, Inc., may be made only with the prior approval of the insurance department of the state of domicile. Collateral financing arrangements are supported by either surplus notes of subsidiaries or financing arrangements with MetLife, Inc. and, accordingly, have priority consistent with other such obligations.

Certain of the Company’s debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2011.

Senior Notes — Senior Debt Securities Underlying Equity Units

In connection with the financing of the Acquisition (see Note 2) in November 2010, MetLife, Inc. issued to AM Holdings $3.0 billion (estimated fair value of $3.0 billion) in three series of Debt Securities, which constitute a part of the Equity Units more fully described in Note 14. The Debt Securities (Series C, D and E) are subject to remarketing, initially bear interest at 1.56%, 1.92% and 2.46%, respectively (an average rate of 1.98%), and carry initial maturity dates of June 15, 2023, June 15, 2024 and June 15, 2045, respectively. The interest rates will be reset in connection with the successful remarketings of the Debt Securities. Prior to the first scheduled attempted remarketing of the Series C Debt Securities, such Debt Securities will be divided into two tranches equal in principal amount with maturity dates of June 15, 2018 and June 15, 2023. Prior to the first scheduled attempted remarketing of the Series E Debt Securities, such Debt Securities will be divided into two tranches equal in principal amount with maturity dates of June 15, 2018 and June 15, 2045.

Senior Notes — Other

In August 2010, in anticipation of the Acquisition, MetLife, Inc. issued senior notes as follows:

•	$1.0 billion senior notes due February 6, 2014, which bear interest at a fixed rate of 2.375%, payable semiannually;

•	$1.0 billion senior notes due February 8, 2021, which bear interest at a fixed rate of 4.75%, payable semiannually;

•	$750 million senior notes due February 6, 2041, which bear interest at a fixed rate of 5.875%, payable semiannually; and

•	$250 million floating rate senior notes due August 6, 2013, which bear interest at a rate equal to three-month LIBOR, reset quarterly, plus 1.25%, payable quarterly.

In connection with these offerings, MetLife, Inc. incurred $15 million of issuance costs which have been capitalized and included in other assets. These costs are being amortized over the terms of the senior notes.

In May 2009, MetLife, Inc. issued $1.3 billion of senior notes due June 1, 2016. The senior notes bear interest at a fixed rate of 6.75%, payable semiannually. In connection with the offering, MetLife, Inc. incurred $6 million of issuance costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.

In March 2009, MetLife, Inc. issued $397 million of floating rate senior notes due June 29, 2012 under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program. The senior notes bear interest at a rate equal to three-month LIBOR, reset quarterly, plus 0.32%. The senior notes are not redeemable prior to their maturity. In connection with the offering, MetLife, Inc. incurred $15 million of issuance costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.

In February 2009, MetLife, Inc. remarketed its existing $1.0 billion 4.91% Series B junior subordinated debt securities as 7.717% senior debt securities, Series B, due 2019. Interest on these senior debt securities is payable semiannually. The Series B junior subordinated debt securities were originally issued in 2005. See Note 13.

Advances from the Federal Home Loan Bank of New York

MetLife Bank is a member of the FHLB of NY and held $234 million and $187 million of common stock of the FHLB of NY at December 31, 2011 and 2010, respectively, which is included in equity securities. MetLife Bank has also entered into advances agreements with the FHLB of NY whereby MetLife Bank has received cash advances and under which the FHLB of NY has been granted a blanket lien on certain of MetLife Bank’s residential mortgage loans held-for-sale, commercial mortgage loans and mortgage-backed securities to collateralize MetLife Bank’s repayment obligations. Upon any event of default by MetLife Bank, the FHLB of NY’s recovery is limited to the amount of MetLife Bank’s liability under the advances agreements. The amount of MetLife Bank’s liability for advances from the FHLB of NY was $4.8 billion and $3.8 billion at December 31, 2011 and 2010, respectively, which is included in long-term debt and short-term debt depending upon the original tenor of the advance. During the years ended December 31, 2011, 2010 and 2009, MetLife Bank received advances related to long-term borrowings totaling $1.3 billion, $2.1 billion and $1.3 billion, respectively, from the FHLB of NY. MetLife Bank made repayments to the FHLB of NY of $750 million, $349 million and $497 million related to long-term borrowings for the years ended December 31, 2011, 2010 and 2009, respectively. The advances related to both long-term and short-term debt were collateralized by residential mortgage loans held-for-sale, commercial mortgage loans and mortgage-backed securities with estimated fair values of $8.7 billion and $7.8 billion at December 31, 2011 and 2010, respectively.

Collateralized Borrowing from the Federal Reserve Bank of New York

MetLife Bank is a depository institution that is approved to use the Federal Reserve Bank of New York Discount Window borrowing privileges. In order to utilize these privileges, MetLife Bank has pledged qualifying loans and investment securities to the Federal Reserve Bank of New York as collateral. MetLife Bank had no liability for advances from the Federal Reserve Bank of New York at both December 31, 2011 and 2010. The estimated fair value of loan and investment security collateral pledged by MetLife Bank to the Federal Reserve Bank of New York at December 31, 2011 and 2010 was $1.6 billion and $1.8 billion, respectively. There were no such advances during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, the weighted average interest rate on these advances was 0.26%. During the year ended December 31, 2009, the average daily balance of these advances was $1.5 billion and these advances were outstanding for an average of 24 days.

Short-term Debt

Short-term debt with maturities of one year or less was as follows:

	December 31,
	2011	2010
	(In millions)
Commercial paper	$101	$102
MetLife Bank, N.A. - Advances agreements with the FHLB of NY	585	190
Other	—	14

Total short-term debt	$686	$306

Average daily balance	$447	$687
Average days outstanding	19 days	21 days

During the years ended December 31, 2011, 2010 and 2009, the weighted average interest rate on short-term debt was 0.33%, 0.35% and 0.42%, respectively.

Interest Expense

Interest expense related to the Company’s indebtedness included in other expenses was $975 million, $815 million and $713 million for the years ended December 31, 2011, 2010 and 2009, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities or common equity units. See Notes 12, 13 and 14.

Credit and Committed Facilities

The Company maintains unsecured credit facilities and committed facilities, which aggregated $4.0 billion and $12.4 billion, respectively, at December 31, 2011. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

Credit Facilities. The unsecured credit facilities are used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $35 million, $17 million and $43 million for the years ended December 31, 2011, 2010 and 2009, respectively. Information on these credit facilities at December 31, 2011 was as follows:

Borrower(s)	Expiration	Capacity	Letter of Credit Issuances	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	October 2013 (1), (2)	$1,000	$104	$—	$896
MetLife, Inc. and MetLife Funding, Inc.	August 2016 (1)	3,000	2,980	—	20

Total		$4,000	$3,084	$—	$916

(1)

In August 2011, the 364-day, $1.0 billion senior unsecured credit agreement entered into in October 2010 by MetLife, Inc. and MetLife Funding, Inc., a subsidiary, was amended and restated to provide a five-year, $3.0 billion senior unsecured credit facility. Concurrently, MetLife, Inc. and MetLife Funding, Inc. elected to reduce the outstanding commitments under the three-year, $3.0 billion senior unsecured credit facility entered into in October 2010 to $1.0 billion with no change to the original maturity of October 2013. The Company incurred costs of $9 million related to the five-year credit facility, which have been capitalized and included in other assets. These costs will be amortized over the amended terms of the facilities. Due to the reduction in total capacity of the three-year facility, the Company subsequently expensed $4 million of the remaining deferred financing costs associated with the October 2010 credit agreement, which are included in other expenses.

(2)	All borrowings under the credit agreement must be repaid by October 2013, except that letters of credit outstanding upon termination may remain outstanding until October 2014.

Committed Facilities. The committed facilities are used for collateral for certain of the Company’s affiliated reinsurance liabilities. Total fees expensed associated with these committed facilities were $93 million, $92 million and $55 million for the years ended December 31, 2011, 2010 and 2009, respectively. Information on these committed facilities at December 31, 2011 was as follows:

Account Party/Borrower(s)	Expiration	Capacity	Letter of Credit Issuances	Drawdowns	Unused Commitments	Maturity (Years)
			(In millions)
MetLife, Inc.	August 2012	$300	$300	$—	$—	—
Exeter Reassurance Company Ltd.,
MetLife, Inc. & Missouri
Reinsurance (Barbados), Inc.	June 2016	500	490	—	10	4
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	December 2020 (1)	350	350	—	—	9
Exeter Reassurance Company Ltd.	December 2027 (1)	650	205	—	445	16
MetLife Reinsurance Company of
South Carolina & MetLife, Inc.	June 2037 (2)	3,500	—	2,797	703	25
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	December 2037 (1)	2,896	1,715	—	1,181	26
MetLife Reinsurance Company of
Vermont & MetLife, Inc.	September 2038 (1)	4,250	2,402	—	1,848	26

Total		$12,446	$5,462	$2,797	$4,187

(1)	MetLife, Inc. is guarantor under this agreement.

(2)	The drawdown on this facility is associated with the collateral financing arrangement described more fully in Note 12.

As a result of the offerings of certain senior notes (see “— Senior Notes — Other”) and common stock (see Note 18), the commitment letter for a $5.0 billion senior credit facility, which MetLife, Inc. signed to partially finance the Acquisition, was terminated. During March 2010, MetLife, Inc. paid $28 million in fees related to this senior credit facility, all of which were expensed during the year ended December 31, 2010.